Annual Total Returns- Vanguard US Growth Fund (Retail) [BarChart] - Retail - Vanguard US Growth Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.68%)	18.43%	35.49%	13.06%	8.47%	(0.75%)	31.60%	0.62%	33.41%	58.57%